Notes Payable, Related Party (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Notes Payable, Related Party [Abstract]
Schedule of Notes Payable Related Party	As of March 31, 2024 and December 31, 2023, the balance of the notes payable, related party was $1,820,000 and $1,720,000, respectively. The notes are outlined in the following table:
	March 31,	December 31,
	2024	2023
Notes payable, related party
$100,000, issued, no coupon, due on demand	$100,000	$-
$1,650,000, issued, 12% coupon, due on demand	1,720,000	1,720,000
Total notes payable, related party	$1,820,000	$1,720,000
As of December 31, 2023 and December 31, 2023, the balance of the notes payable, related party was $1,720,000 and $200. The notes are outlined in the following table:
	December 31,	December 31,
	2023	2022
Notes payable, related party
$10,100, issued, no coupon, due on demand	$-	$200
$1,720,000, issued, 12% coupon, due on demand	1,720,000	-
Total long-term notes payable, related party	$1,720,000	$200